2ndVote Society Defended ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.5%
Ireland - 1.8%
Health Care Equipment & Supplies - 1.8%
Medtronic PLC - ADR	454	$53,631

Netherlands - 2.1%
Chemicals - 2.1%
LyondellBasell Industries NV - ADR - Class A	601	62,534

Switzerland - 1.7%
Insurance - 1.7%
Chubb, Ltd. - ADR	335	52,920

United States - 92.9%
Aerospace & Defense - 4.4%
L3Harris Technologies, Inc.	378	76,613
Raytheon Technologies Corp.	710	54,862
Total Aerospace & Defense		131,475
Biotechnology - 5.7%
AbbVie, Inc.	750	81,165
Regeneron Pharmaceuticals, Inc. (a)	190	89,897
Total Biotechnology		171,062
Capital Markets - 9.6%
Bank of New York Mellon Corp.	1,272	60,153
BlackRock, Inc.	111	83,689
Goldman Sachs Group, Inc.	442	144,534
Total Capital Markets		288,376
Electronic Equipment, Instruments & Components - 5.0%
II-VI, Inc. (a)	1,169	79,925
Zebra Technologies Corp. - Class A (a)	147	71,321
Total Electronic Equipment, Instruments & Components		151,246
Food Products - 3.3%
Hershey Co.	329	52,035
Hormel Foods Corp.	984	47,015
Total Food Products		99,050
Health Care Equipment & Supplies - 1.7%
Stryker Corp.	215	52,370
Health Care Providers & Services - 3.6%
CVS Health Corp.	746	56,122
UnitedHealth Group, Inc.	144	53,578
Total Health Care Providers & Services		109,700
Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc. (a)	94	133,557
Household Durables - 2.0%
PulteGroup, Inc.	1,133	59,414
Household Products - 1.6%
Kimberly-Clark Corp.	351	48,807
Industrial Conglomerates - 3.5%
Honeywell International, Inc.	491	106,581
Machinery - 2.2%
Caterpillar, Inc.	286	66,315
Media - 6.3%
Discovery, Inc. - Class C (a)	2,400	88,536
Fox Corp. - Class A	2,796	100,964
Total Media		189,500
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	529	60,549
Multi-Utilities - 1.8%
Dominion Energy, Inc.	725	55,071
Oil, Gas & Consumable Fuels - 3.9%
Diamondback Energy, Inc.	953	70,036
Phillips 66	601	49,005
Total Oil, Gas & Consumable Fuels		119,041
Real Estate Investment Trusts (REITs) - 2.2%
Regency Centers Corp.	1,180	66,918
Semiconductors & Semiconductor Equipment - 9.3%
Lam Research Corp.	215	127,976
Texas Instruments, Inc.	812	153,460
Total Semiconductors & Semiconductor Equipment		281,436
Software - 11.1%
Fortinet, Inc. (a)	638	117,660
Oracle Corp.	1,322	92,765
ServiceNow, Inc. (a)	246	123,027
Total Software		333,452
Specialty Retail - 7.6%
AutoNation, Inc. (a)	798	74,390
O'Reilly Automotive, Inc. (a)	202	102,464
TJX Cos.	798	52,788
Total Specialty Retail		229,642
Trading Companies & Distributors - 1.7%
Fastenal Co.	1,039	52,241
Total United States		2,805,803
TOTAL COMMON STOCKS (Cost $2,531,690)		2,974,888

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 0.04% (b)	46,950	46,950
TOTAL SHORT-TERM INVESTMENTS (Cost $46,950)		46,950

Total Investments (Cost $2,578,640) - 100.1%		3,021,838
Liabilities in Excess of Other Assets - (0.1)%		(2,804)
TOTAL NET ASSETS - 100.0%		$3,019,034

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").